Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2020
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	As of
In thousands of EUR	September 30, 2020	December 31, 2019
Cash at bank and in hand	147,149	52,729
Short-term deposits	—	117,292
Total Cash and cash equivalents	147,149	170,021